VESSELS UNDER FINANCE LEASE, NET - Right-of-use Finance Lease Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change In Right-Of-Use Finance Lease Assets [Roll Forward]
Vessel under capital leases	$ 193,987	$ 1,165	$ 2,061
Depreciation	(895)	$ (896)
Impact of modification of operating leases	$ 193,717